Debt - Schedule of components of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total debt (gross)	$ (1,377,302)	$ (1,651,507)
Subtotal (excluding lessor VIE debt)	(858,227)	(1,054,227)
Less: Deferred financing costs	23,554	28,207
Total debt, net of deferred financing costs	(1,353,748)	(1,623,300)
Current portion of long-term debt and short-term debt	(354,322)
Long-term debt	(999,426)	(920,130)
Total	(1,353,748)
VIE debt
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	(347,097)
Long-term debt	(171,687)	(216,313)
Total	(518,784)
Golar debt
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	(7,225)
Long-term debt	(827,739)
Total	(834,964)
Revolving credit facility | Gimi facility
Debt Instrument [Line Items]
Total debt (gross)	(535,000)	(410,000)
Long-term debt | Norwegian Bonds
Debt Instrument [Line Items]
Total debt (gross)	(299,520)	(299,403)
Secured debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt (gross)	(23,707)	(29,178)
Secured debt | CSSC VIE debt- Hilli Facility
Debt Instrument [Line Items]
Total debt (gross)	(519,075)	(597,280)
Convertible debt | 2017 Convertible Bonds
Debt Instrument [Line Items]
Total debt (gross)	$ 0	$ (315,646)